Reporting Segments (Tables)	3 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Segment information
The following tables set forth our segment information:

	Three Months Ended
	March 31,
	2013			2012
	Gathering and Processing	Transmission	Total	Gathering and Processing	Transmission	Total
	(in thousands)
Revenue	$45,224	$14,659	$59,883	$31,396	$13,138	$44,534
Segment gross margin (a)	8,481	3,995	12,476	8,542	4,018	12,560
Unrealized gain (loss) on commodity derivatives	(481)	—	(481)	323	—	323
Direct operating expenses	3,404	1,399	4,803	1,802	1,083	2,885
Selling, general and administrative expenses			3,425			3,329
Equity compensation expense			388			331
Depreciation and accretion expense			5,646			5,127
Gain (loss) on involuntary conversion of property, plant and equipment			421			—
Gain (loss) on sale of assets, net			—			—
Interest expense			1,731			757
Income (loss) from discontinued operations (b)			73			31
Net income (loss)			(3,398)			1,691
Less: Net income (loss) attributable to noncontrolling interests			155			—
Net income (loss) attributable to the Partnership			$(3,553)			$1,691

(a)
Segment gross margin for our Gathering and Processing segment consists of revenue less construction, operating and maintenance agreement (“COMA”) income, less purchases of natural gas, NGLs and condensate. Segment gross margin for our Transmission segment consists of revenue, less COMA income, less purchases of natural gas. Gross margin consists of the sum of the segment gross margin amounts for each of these segments. As an indicator of our operating performance, gross margin should not be considered an alternative to, or more meaningful than, net income or cash flow from operations as determined in accordance with GAAP. Our gross margin may not be comparable to a similarly titled measure of another company because other entities may not calculate gross margin in the same manner. Effective October 1, 2012, we changed our segment gross margin measure to exclude COMA income. For the three months ended March 31, 2013 and 2012, less than $0.1 million and $0.5 million in COMA income was excluded from our Gathering and Processing segment gross margin, respectively and less than $0.1 million and $0.7 million in COMA income was excluded from our Transmission segment gross margin, respectively.